Commitments and Contingencies	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Commitments
Unconditional Purchase Obligations
As of March 31, 2015, purchase commitments for capital expenditures were $31.5 million, all of which are obligated within the next 12 months.
There were no other material changes to the Company’s commitments from the information provided in Note 24 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014.
Contingencies
From time to time, the Company or its subsidiaries are involved in legal proceedings arising in the ordinary course of business or related to indemnities or historical operations. The Company believes it has recorded adequate reserves for these liabilities and that there is no individual case pending that is likely to have a material adverse effect on the Company’s financial condition, results of operations or cash flows. The Company discusses its significant legal proceedings below, including ongoing proceedings and those that impacted the Company's results of operations for the periods presented.
Litigation Relating to Continuing Operations
Monto Coal Pty Limited, Monto Coal 2 Pty Ltd Limited and Macarthur Coal Limited. In October 2007, a statement of claim was delivered to Monto Coal Pty Ltd, a wholly-owned subsidiary of PEA-PCI, then Macarthur Coal Limited, and Monto Coal 2 Pty Ltd, an equity accounted investee, from the minority interest holders in the Monto Coal Joint Venture, alleging that Monto Coal 2 Pty Ltd breached the Monto Coal Joint Venture Agreement and Monto Coal Pty Ltd breached the Monto Coal Management Agreement. Monto Coal Pty Ltd is the manager of the Monto Coal Joint Venture pursuant to the Management Agreement. Monto Coal 2 Pty Ltd holds a 51% interest in the Monto Coal Joint Venture. The plaintiffs are Sanrus Pty Ltd, Edge Developments Pty Ltd and H&J Enterprises (Qld) Pty Ltd. An additional statement of claim was delivered to PEA-PCI in November 2010 from the same minority interest holders in the Monto Coal Joint Venture, alleging that PEA-PCI induced Monto Coal 2 Pty Ltd and Monto Coal Pty Ltd to breach the Monto Coal Joint Venture Agreement and the Monto Coal Management Agreement, respectively. The plaintiffs later amended their claim to allege damages for lost opportunities to sell their joint venture interest. These actions, which are pending before the Supreme Court of Queensland, Australia, seek damages from the three defendants collectively of amounts ranging from $15.0 million Australian dollars to $1.7 billion Australian dollars, plus interest and costs. The defendants dispute the claims and are vigorously defending their positions. Based on the Company's evaluation of the issues and their potential impact, the amount of any future loss cannot be reasonably estimated. However, based on current information, the Company believes these claims are likely to be finalized without a material adverse effect on its financial condition, results of operations or cash flows.
Sumiseki Materials Co. Ltd. In 2010, Sumiseki Materials Co. Ltd. (Sumiseki), the Class B shareholder (noncontrolling interest holder) in Wambo Coal Pty Ltd (Wambo), an Australian subsidiary of the Company, filed a lawsuit against Wambo in the Supreme Court of New South Wales, Australia, alleging that it was entitled to certain dividends from Wambo (subject to limited exceptions) and requested payment of those dividends for periods from 2009 to 2012. In March 2013, the Supreme Court ruled Sumiseki was entitled to the disputed dividends (subject to limited exceptions). In May 2013, the Supreme Court issued finalized orders, which included the amounts due for the disputed dividends including interest. Wambo appealed the Supreme Court's decision to the New South Wales Court of Appeal and obtained a stay of the Supreme Court judgment. In accordance with the terms of the stay, Wambo posted security with the court in an interest-bearing trust account jointly operated by the parties.
On September 17, 2014, the Court of Appeal upheld the Supreme Court's ruling (with a minor exception), finding Sumiseki was entitled to the disputed dividends plus interest and costs. In its ruling, the Court of Appeal noted that while payment of dividends is usually a matter for a company's directors, the Class B dividend is a mandatory dividend, regardless of any decision by the directors, and that the amount of the dividend is based on a percentage of the company's net profit, unless there is a legal prohibition that precludes the dividend being paid. Wambo filed an application for leave to appeal the ruling to the High Court of Australia, but the application was denied. Wambo has satisfied the terms of the Court of Appeal’s judgment, including the remittance of the restricted security previously posted with the court, and the litigation is over.
Eagle Mining, LLC Arbitration.  On May 3, 2013, Eagle Mining, LLC (Eagle) filed an arbitration demand against a Company subsidiary under a contract mining agreement, asserting various claims for damages.   An arbitration hearing was held in January 2014 before a single arbitrator.  As a result of the damages awarded to Eagle in arbitration, the Company recorded a charge of $15.6 million in "Operating costs and expenses" in the unaudited condensed consolidated statement of operations for the three months ended March 31, 2014. On April 18, 2014, the Company subsidiary filed a petition to partially vacate and modify the arbitration award in the United States District Court for the Southern District of West Virginia, Charleston Division.
Queensland Bulk Handling Pty Ltd.  On June 30, 2014, QBH filed a statement of claim with the Supreme Court of Queensland, Australia, against Peabody (Wilkie Creek) Pty Limited, an indirect wholly-owned subsidiary of the Company, alleging breach of a CPSA between the parties.  QBH originally sought damages of $113.1 million Australian dollars, plus interest and costs.  However, it later altered its claim to seek a declaration that the Company subsidiary had exercised an option to renew the contract for a further term, and withdrew its claim for money damages.
On February 27, 2015, the Supreme Court of Queensland, Australia ruled that QBH and the Company subsidiary were bound to enter into a new CPSA upon substantially the same terms as the 2009 CPSA between them. Under the 2009 CPSA, QBH provided services to the Wilkie Creek Mine, which was closed in 2013. Under the court’s ruling, the term of the proposed new CPSA would commence January 1, 2015 and expire on December 31, 2026 and would require annual minimum payments of approximately $11.8 million Australian dollars. The Company subsidiary strongly disputes this finding and has filed a notice of appeal.
While the ultimate impact of the litigation is subject to a wide range of uncertainty, the Company recognized a liability of $7.6 million to discontinued operations for the three months ended March 31, 2015. That amount represents the low end of the range of loss that the Company considers probable. It is reasonably possible that additional exposure may exist up to and including the aggregate annual minimum payments required under the proposed CPSA noted above.
Claims, Litigation and Settlements Relating to Indemnities or Historical Operations
Environmental Claims and Litigation Arising From Historical, Non-Coal Producing Operations. Gold Fields Mining, LLC (Gold Fields) is a dormant, non-coal producing entity that was previously managed and owned by Hanson plc, the Company's predecessor owner. In a February 1997 spin-off, Hanson plc transferred ownership of Gold Fields to the Company despite the fact that Gold Fields had no ongoing operations and the Company had no prior involvement in its past operations. Gold Fields is currently one of the Company's subsidiaries. The Company indemnified TXU Group with respect to certain claims relating to the historical operations of a former affiliate of Gold Fields.
Environmental claims for remediation, past costs, future costs, and/or natural resource damages have been asserted against Gold Fields related to historical activities of Gold Fields or a former affiliate. Gold Fields or the former affiliate has been named a potentially responsible party (PRP) at five national priority list sites based on the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA). CERCLA claims were asserted at 13 additional sites, bringing the total to 18, which have since been reduced to seven by completion of work, transfer or regulatory inactivity. The number of CERCLA sites alone is not a relevant measure of liability because the nature and extent of environmental concerns and costs varies by site, as does the estimated share of responsibility relative to other PRPs for Gold Fields or the former affiliate.
Undiscounted liabilities for environmental cleanup-related costs for all of the sites noted above were $67.0 million as of March 31, 2015 and $69.4 million as of December 31, 2014, of which $17.1 million and $19.4 million was reflected as a current liability, respectively, in the condensed consolidated balance sheets as of those dates. These amounts represent those costs that the Company believes are probable and reasonably estimable.
Significant uncertainty exists as to whether claims will be pursued against Gold Fields or the former affiliate in all cases, and where they are pursued, the amount and timing of the eventual costs and liabilities, which could be greater or less than the liabilities recorded in the condensed consolidated balance sheets. Changes to cost estimates associated with a particular site can occur for many reasons, including, but not limited to, the gathering of additional information at the site, the completion of the remedial design phase of the CERCLA remediation process, changes in anticipated remediation standards or labor and material costs or the reaching of a settlement agreement or consent order by the parties at the site. Based on the Company's evaluation of the issues and their potential impact, the total amount of any future loss cannot be reasonably estimated. However, based on current information, the Company believes these claims are likely to be resolved without a material adverse effect on its financial condition, results of operations or cash flows.
Settlement Agreement with Patriot and the UMWA. In 2012, Patriot filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. In 2013, the Company entered into a definitive settlement agreement with Patriot and the UMWA, on behalf of itself, its represented Patriot employees and its represented Patriot retirees, to resolve all disputed issues related to Patriot’s bankruptcy.
In connection with the settlement agreement with Patriot and the UMWA, which became effective on December 18, 2013, the Company is required to provide total payments of $310.0 million, payable over four years through 2017, to partially fund the newly established voluntary employee beneficiary association (VEBA) and settle all Patriot and UMWA claims involving the Patriot bankruptcy. Those payments included an initial payment of $90.0 million made in January 2014, comprised of $70.0 million paid to Patriot and $20.0 million paid to the VEBA, and a payment of $75.0 million made in January 2015 to the VEBA. Subsequent payments will be made to the VEBA of $75.0 million in 2016 and $70.0 million in 2017.
Other
In June 2007, the New York Office of the Attorney General (NYAG) served a letter and subpoena on the Company, seeking information and documents relating to the Company's disclosure to investors of risks associated with possible climate change and related legislation and regulations. The Company believes it has made full and proper disclosure of these potential risks.  In late 2013, the NYAG submitted a letter to the Company requesting additional information and documents. The Company remains in regular communication with the NYAG and is continuing the process of complying with that request.
In January 2013, the Securities and Exchange Commission (SEC) staff served a subpoena on the Company seeking information and documents relating to the development of Prairie State Energy Campus, a 1,600 megawatt coal-fueled electricity generation plant and adjacent coal mine in Illinois in which the Company owns a 5.06% undivided interest. The Company cooperated with the SEC's investigation and has not received any related communication from the SEC since August 2013.
At times the Company becomes a party to other disputes, including those related to contract miner performance, claims, lawsuits, arbitration proceedings and administrative procedures in the ordinary course of business in the U.S., Australia and other countries where the Company does business. Based on current information, the Company believes that such other pending or threatened proceedings are likely to be resolved without a material adverse effect on its financial condition, results of operations or cash flows.